Income Tax - Schedule of U.S. and Foreign Components of Loss Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of U.S. and Foreign Components of Loss Before Income Taxes [Line Items]
Net loss before income taxes	$ 5,335	$ 993
United States [Member]
Schedule of U.S. and Foreign Components of Loss Before Income Taxes [Line Items]
Net loss before income taxes	4,905	788
UK [Member]
Schedule of U.S. and Foreign Components of Loss Before Income Taxes [Line Items]
Net loss before income taxes	$ 430	$ 205